Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 7,837,339	$ 13,416
Accounts receivable and other receivables net of allowance for doubtful accounts of $0 and $0, respectively	216,003
Inventory	1,441,792
Advanced commissions net of an allowance of $385,750 and $0, respectively	20,000	300,750
Prepaid expenses and other current assets	271,675	357,312
Total current assets	9,786,809	671,478
OTHER ASSETS:
Property and Equipment
EV Charging stations, net of accumulated depreciation of $2,433,487 and $363,918, respectively	7,015,237	960,234
Software, net of accumulated amortization of $65,515 and $0, respectively	260,820
Automobiles, net of accumulated depreciation of $39,662 and $15,292, respectively	93,089	99,400
Office and computer equipment, net of accumulated depreciation of $43,383 and $26,604, respectively	55,022	36,717
Machinery and equipment, net of accumulated depreciation of $10,465 and $0	61,044
Total property and equipment, net	7,485,212	1,096,351
DEPOSITS	42,275	42,265
INTANGIBLE ASSETS, net of accumulated amortization of $109,854 and $0, respectively	963,648
GOODWILL	4,901,261
OTHER ASSETS	290,887	232,727
TOTAL ASSETS	23,470,092	2,042,821
CURRENT LIABILITIES:
Current portion of note payable	439,739	12,105
Convertible notes-related party, net of discount of $0 and $4,918, respectively		82
Convertible notes payable-net of discount of $0 and $168,567, respectively		122,433
Accounts payable	5,328,419	370,265
Accrued interest-related party		5
Accrued expenses	6,357,684	177,609
Warrants payable	1,216,000
Derivative warrant liability	9,511,364
Deferred revenue	212,094	19,996
Deferred rent	13,881	9,731
TOTAL CURRENT LIABILITIES	23,079,181	712,226
DEFERRED REVENUE, net of current portion	678,392	34,747
DEFERRED RENT, net of current portion	6,564	20,445
NOTES PAYABLE, net of current portion	129,202	44,836
TOTAL LIABILITIES	23,893,339	812,254
Commitments and contingencies
STOCKHOLDERS' EQUITY:
Common stock, par value $.001 per share; 500,000,000 shares authorized; 77,124,833 and 42,434,705 shares issued and outstanding at December 31, 2013 and 2012, respectively	77,125	42,435
Additional paid-in capital	45,399,170	20,117,559
Accumulated deficit	(45,909,542)	(18,940,427)
TOTAL STOCKHOLDERS' DEFICIT	(423,247)	1,230,567
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	23,470,092	2,042,821
Series A
STOCKHOLDERS' EQUITY:
Convertible Preferred Stock	10,000	10,000
Series B
STOCKHOLDERS' EQUITY:
Convertible Preferred Stock		$ 1,000